Note 3 - Investment Securities - Schedule of Investment Securities (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Available for sale securities, amortized cost	$ 362,464,561	$ 331,267,173
Available for sale securities, gross unrealized gains	293,367	94,093
Available for sale securities, gross unrealized losses	(8,511,024)	(7,703,396)
Available for sale securities, fair value	354,246,904	323,657,870
US Government Agencies Debt Securities [Member]
Available for sale securities, amortized cost	354,931,318	326,694,417
Available for sale securities, gross unrealized gains	258,049	75,743
Available for sale securities, gross unrealized losses	(8,465,948)	(7,672,786)
Available for sale securities, fair value	346,723,419	319,097,374
US States and Political Subdivisions Debt Securities [Member]
Available for sale securities, amortized cost	4,493,085	4,572,756
Available for sale securities, gross unrealized gains	22,835	18,350
Available for sale securities, gross unrealized losses	(23,094)	(30,610)
Available for sale securities, fair value	4,492,826	$ 4,560,496
Corporate Debt Securities [Member]
Available for sale securities, amortized cost	2,047,517
Available for sale securities, gross unrealized gains	12,483
Available for sale securities, gross unrealized losses
Available for sale securities, fair value	2,060,000
Asset-backed Securities [Member]
Available for sale securities, amortized cost	992,641
Available for sale securities, gross unrealized gains
Available for sale securities, gross unrealized losses	(21,982)
Available for sale securities, fair value	$ 970,659